UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           3909 Rush Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           3909 Rush Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: October 31, 2019

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

Bullfinch Fund, Inc. Unrestricted Series
TICKER: BUNRX
PROXY VOTING RECORD
7/1/2019-6/30/2020

===============================================================================
AAR Corporation
AIR
9/24/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-C:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Adobe Incorporated
ADBE
4/9/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:2020 Employee Stock Purchase Plan    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Advisory Vote-Executive Comp    Management  Yes    For      For
5:Gender/Racial Pay Gap Report    Shareholder Yes    Against  For
===============================================================================

Amazon.com Inc.
AMZN
5/27/20
-------------------------------------------------------------------------------
                                                    Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Special Meeting Threshold       Management  Yes    For      For
5:Effects of Food Waste Report    Shareholder Yes    Against  For
6:AWS & Ring Use Report           Shareholder Yes    Against  For
7:Misuse of Rekognition System Report Shareholder  Yes    Against  For
8:Effort to Restrict Offensive Products ReportShareholderYes   Against   For
9:Mandatory Independent Chair     Shareholder Yes    Against  For
10:Gender Racial Pay Report       Shareholder Yes    Against  For
11:Environmental Racism Report    Shareholder Yes    Against  For
12:Viewpoint Discrimination Report Shareholder Yes    Against   For
13:Institutionalized Sexism Report Shareholder Yes    Against  For
14:Special Meeting Threshold      Shareholder Yes    Against  For
15:Human Rights Impact Assessment Shareholder Yes    Against  For
16:Lobbying Disclosure Report     Shareholder Yes    Against  For
===============================================================================

AT&T Inc.
T
4/24/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Independent Chair               Shareholder Yes    Against  For
5:Employee Rep Director           Shareholder Yes    Against  For
6:Guiding Principles of Exec Comp Shareholder Yes    Against  For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/5/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Separate Chairman & CEO         Shareholder Yes    Against  For
5:Right to Act by Written Consent Shareholder Yes    Against  For
===============================================================================

Cisco Systems, Inc.
CSCO
12/10/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-j:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Corning Inc.
GLW
4/30/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Edwards Lifesciences
EW
5/7/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-H:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2020 NE Directors Stock Incentive Program Management  Yes    For     For
4:Stock Split                     Management  Yes    For      For
5:Auditors                        Management  Yes    For      For
6:Action by Written Consent       Shareholder Yes    Against  For
===============================================================================

Expeditors International of Washington
EXPD
5/5/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-8:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2017 Omnibus Incentive Plan     Management  Yes         For      For
4:Auditors                        Management  Yes    For      For
5:Board & Management Diversity    Shareholder Yes    Against  For
===============================================================================

Arthur J Gallagher & Co.
AJG
5/12/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Diversity Search Policy         Shareholder Yes    Against  For
===============================================================================

General Electric Co.
GE
5/5/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1-11:Directors                    Management  Yes    For      For
12:Advisory Vote-Executive Comp   Management  Yes    For      For
13:Auditors                       Management  Yes    For      For
14:Independent Chair              Shareholder Yes    Against  For
===============================================================================

Intel Corp.
INTC
5/14/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-I:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2006Employee Stock Purchase Plan Management  Yes    For      For
5:Written Consent                 Shareholder Yes    Against  For
6:Gender Racial Pay Gap Report    Shareholder Yes    Against  For
===============================================================================

Johnson & Johnson
JNJ
4/23/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Amend Removal of Directors clause Management Yes    For      For
5:Independent Board Chair         Shareholder Yes    Against  For
6:Opioids Related Risks Report    Shareholder Yes    Aginst   For
===============================================================================

Medtronic plc
MDT
12/6/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Renew Board's Authority to Issue Shares   Management   Yes    For      For
5:Renew Board's Authority to Opt Out of Preemption Rights ManagementYes For For
6:Authorize Overseas Share Purchases        Management   Yes    For      For
===============================================================================

Meridian Bioscience Inc.
VIVO
1/29/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Meritage Homes Corporation
MTH
5/21/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-F:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Microsoft Corp.
MSFT
12/04/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Employee Rep on Board           Shareholder Yes    Against  For
5:Gender Pay Gap Report           Shareholder Yes    Against  For
=============================================================================

Mylan       Inc.
MYL
Special Meeting
4/27/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Stockholder Rights re Directors Management  Yes    For      For
4:Special Meetings Stockholder Rights  Management   Yes    For      For
===============================================================================

Mylan Inc.
MYL
6/30/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Dutch Annual Accounts Adoption  Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
5:Audit Instructions              Management  Yes    For      For
6:Share Repurchase Program        Management  Yes    For      For
7:Board Share Authorization       Management  Yes    Against  Against
1E:Merger                         Management  Yes    For      For
2E:Advisory Vote-Executive Comp   Management  Yes    For      For
3E:Stockholder Rights re Directors  Management Yes    For      For
4E:Special Meetings Stockholder Rights Management  Yes    For      For
===============================================================================

Oracle Corp.
ORCL
11/19/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-15:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Pay Equity Report               Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Paychex Inc.
PAYX
10/17/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-I:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Reliance Steel & Aluminum Co.
RS
5/20/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-J:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:2015 Incentive Plan             Management  Yes    For      For
5:Directors Equity Plan           Management  Yes    For      For
6:Proxy Access                    Shareholder Yes    Against  For
===============================================================================

TE Connectivity
TEL
3/11/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Chairman of the Board           Management  Yes    For      For
3a-d:Management Development&Compensation Committee Management Yes For For
4:Independent Proxy               Management  Yes    For      For
5.1-3:Financial Statement Approval Management  Yes    For      For
6:Release Board&Officers for activities during FY Management Yes For For
7.1-3:Auditors                    Management  Yes    For      For
8:Advisory Vote on Executive Comp Management  Yes    For      For
9:Max Aggregate Compensation-Mgt Management   Yes    For      For
10:Max Aggregate Comp - Board     Management  Yes    For      For
11:Earnings Appropriation         Management  Yes    For      For
12:Dividend Payment               Management  Yes    For      For
13:Authorized Capital Program     Management  Yes         Against  Against
14:Reduction of Share Capital     Management  Yes    For      For
15:Postponements/Adjournments     Management  Yes    For      For
===============================================================================

Toll Brothers Inc.
TOL
3/10/20
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:A-L:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Universal Corporation
UVV
8/28/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Exec Officer Ann.Incentive Plan Management  Yes    For      For
===============================================================================

Verizon Communications Inc.
VZ
5/7/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-i:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Non Qual Savings Plan Earnings  Shareholder Yes    Against  For
5:Special Shareholder Meetings    Shareholder Yes    Against  For
6:Lobbying Activities Report      Shareholder Yes    Against  For
7:User Privacy Metric             Shareholder Yes    Against  For
8:Severance Approval Policy       Shareholder Yes    Against  For
===============================================================================

Westinghouse Air Brake Technologies Corp
WAB
5/15/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2011 Stock Incentive Plan                  Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Western Digital Corporation
WDC
11/14/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-H:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Performance Incentive Plan      Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Xperi Holding Corporation
XPER
Special Meeting
5/29/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management  Yes    For      For
2:Adjournment                     Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Zumiez Inc.
ZUMZ
6/3/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-D:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================
Bullfinch Fund, Inc. Greater Western New York Series
TICKER: BWNYX
PROXY VOTING RECORD
7/1/2019-6/30/2020

===============================================================================
Astronics Corp.
ATRO
5/21/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-09:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

AT&T Inc.
T
4/24/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Independent Chair               Shareholder Yes    Against  For
5:Employee Rep Director           Shareholder Yes    Against  For
6:Guiding Principles of Exec Comp Shareholder Yes    Against  For
===============================================================================

Bristol-Myers Squibb Co.
BMY
5/5/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Separate Chairman & CEO         Shareholder Yes    Against  For
5:Right to Act by Written Consent Shareholder Yes    Against  For
===============================================================================

Columbus McKinnon       Corp.
CMCO
7/22/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-09:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Long Term Incentive Plan        Management  Yes    For      For
===============================================================================

Community Bank System, Inc.
CBU
5/20/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-P:Directors                    Management  Yes    For      For
2:Declassify Board                Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Computer Task Group Inc.
CTG
7/25/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-03:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Constellation Brands,Inc.
STZ
7/16/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-10:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Corning Inc.
GLW
4/30/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Ecology and Environment Inc.
EEI
7/24/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-2:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Ecology and Environment Inc.
EEI
Special Meeting
11/20/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Adjournment                     Management  Yes    For      For
===============================================================================

General Electric Co.
GE
5/5/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1-11:Directors                    Management  Yes    For      For
12:Advisory Vote-Executive Comp   Management  Yes    For      For
13:Auditors                       Management  Yes    For      For
14:Independent Chair              Shareholder Yes    Against  For
===============================================================================

Genesee & Wyoming
GWR
Special Meeting
10/3/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1:Merger                          Management   Yes    For      For
2:Advisory Vote - Executive Comp  Management  Yes    For       For
3:Adjournment                     Management   Yes    For      For
===============================================================================

Gibraltar Industries, Inc.
ROCK
5/6/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.A-I:Directors                   Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Graham Corp
GHM
8/7/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

IEC Electronics Corp.
IEC
3/11/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Integer Holdings Corporation
ITGR
5/20/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-09:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

Johnson & Johnson
JNJ
4/23/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-M:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Amend Removal of Directors clause Management Yes    For      For
5:Independent Board Chair         Shareholder Yes    Against  For
6:Opioids Related Risks Report    Shareholder Yes    Aginst   For
===============================================================================

L3harris Technologies Inc.
LHX
10/25/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

L3harris Technologies Inc.
LHX
4/24/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-L:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Eliminate Supermajority & Fair Price    Management   Yes   For      For
5:Eliminate Anti Greenmail Provision       Management   Yes   For      For
6:Eliminate Cumulative Voting for 40% Shareholder Management Yes For     For
7: Written Consent                Shareholder Yes   Against   For
===============================================================================

Life Storage Inc.
LSI
5/28/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-08:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:2020 Outside Dir. StockAwardPlan Management  Yes    For      For
4:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

M & T Bank Corp.
MTB
4/21/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-17:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Manning & Napier Inc.
MN
6/10/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:2020 Stock Incentive Plan       Management  Yes    For      For
===============================================================================

Monro Inc.
MNRO
8/13/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-04:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Moog Inc. Class A
MOGA
2/11/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

National Fuel Gas       Co.
NFG
3/11/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Board Declassification          Shareholder Yes    Against  For
===============================================================================

Northrop Grumman Corp.
NOC
5/20/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-l:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Human Rights Policy Report      Shareholder Yes    Against  For
5:Written Consent                 Shareholder Yes    Against  For
===============================================================================

Oracle Corp.
ORCL
11/19/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-15:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Pay Equity Report               Shareholder Yes    Against  For
5:Independent Board Chairman      Shareholder Yes    Against  For
===============================================================================

Paychex Inc.
PAYX
10/17/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-I:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
===============================================================================

Servotronics Inc.
SVT
5/13/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-05:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

Southwest Airlines Co.
LUV
5/21/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1A-K:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Independent Chair               Shareholder Yes    Against  For
5:Written Consent                 Shareholder Yes    Against  For
6:Lobbying Activities Report      Shareholder Yes    Against  For
===============================================================================

Taylor Devices Inc.
TAYD
11/1/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
===============================================================================

TE Connectivity
TEL
3/11/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-m:Directors                    Management  Yes    For      For
2:Chairman of the Board           Management  Yes    For      For
3a-d:Management Development&Compensation Committee Management Yes For For
4:Independent Proxy               Management  Yes    For      For
5.1-3:Financial Statement Approval Management  Yes    For      For
6:Release Board&Officers for activities during FY Management Yes For For
7.1-3:Auditors                    Management  Yes    For      For
8:Advisory Vote on Executive Comp Management  Yes    For      For
9:Max Aggregate Compensation-Mgt Management   Yes    For      For
10:Max Aggregate Comp - Board     Management  Yes    For      For
11:Earnings Appropriation         Management  Yes    For      For
12:Dividend Payment               Management  Yes    For      For
13:Authorized Capital Program     Management  Yes         Against  Against
14:Reduction of Share Capital     Management  Yes    For      For
15:Postponements/Adjournments     Management  Yes    For      For
=========================================================================
======

Ultralife Corporation
ULBI
7/24/2019
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-06:Directors                 Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
===============================================================================

Verizon Communications, Inc.
VZ
5/7/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1a-i:Directors                    Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:Auditors                        Management  Yes    For      For
4:Non Qual Savings Plan Earnings  Shareholder Yes    Against  For
5:Special Shareholder Meetings    Shareholder Yes    Against  For
6:Lobbying Activities Report      Shareholder Yes    Against  For
7:User Privacy Metric             Shareholder Yes    Against  For
8:Severance Approval Policy       Shareholder Yes    Against  For
===============================================================================

Westinghouse Air Brake Technologies Corp
WAB
5/15/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.01-02:Directors                 Management  Yes    For      For
2:Advisory Vote-Executive Comp    Management  Yes    For      For
3:2011 Stock Incentive Plan                  Management  Yes    For      For
4:Auditors                        Management  Yes    For      For
===============================================================================

Xerox Holdings Corporation
XRX
5/21/2020
-------------------------------------------------------------------------------
                                                     Vote     For/Against
# Proposal                        Sponsor     Voted  Cast     Management
1.1-7:Directors                   Management  Yes    For      For
2:Auditors                        Management  Yes    For      For
3:Advisory Vote-Executive Comp    Management  Yes    For      For
4:Performance Incentive Plan      Management  Yes    For      For
===============================================================================

                                 SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President
August 17, 2020